Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related party income	$ 353,433	$ 291,275	$ 243,185
Related party expenses	19,576,629	17,068,636	18,230,225
Related party receivables	82,942	6,368,591	394
Related party payables	$ 1,379,412	617,464	843,238
Related Party 1 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Termoeléctrica José de San Martín S.A.
Related party income		497	4,543
Related party expenses
Related party receivables			340
Related party payables
Related Party 2 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Distribuidora de Gas Cuyana S.A.
Related party income	$ 300,546	97,170	117,616
Related party expenses	12,585,818	9,921,370	8,875,719
Related party receivables
Related party payables	$ 1,379,412	617,464	799,295
Related Party 3 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Distribuidora de Gas del Centro S.A.
Related party income		97,279	117,616
Related party expenses
Related party receivables
Related party payables			43,943
Related Party 4 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Ecogas Inversiones S.A.
Related party income
Related party expenses
Related party receivables		6,368,591
Related party payables
Related Party 5 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Energía Sudamericana S.A.
Related party income	$ 36,869	94,779
Related party expenses
Related party receivables	27,297
Related party payables
Related Party 6 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	RMPE Asociados S.A.
Related party income	$ 1,935	1,550	3,410
Related party expenses	6,990,811	7,147,266	9,354,506
Related party receivables	31		54
Related party payables
Related Party 7 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	RPU Agropecuaria S.A.
Related party income	$ 2,350
Related party expenses
Related party receivables
Related party payables
Related Party 8 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Full Logistics S.A.
Related party income	$ 7,558
Related party expenses
Related party receivables	35,660
Related party payables
Related Party 9 [Member]
IfrsStatementLineItems [Line Items]
Name of related party	M. Dodero Compañía General de Servicios S.A.
Related party income	$ 4,175
Related party expenses
Related party receivables	19,954
Related party payables